INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Income-producing properties	Dec. 31, 2018	Dec. 31, 2017
Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	11.00%
Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	10.75%
Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	6.25%
Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	5.75%
Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.90%	7.59%
Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.81%	7.48%
Canada | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.75%	8.25%
Canada | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.00%	8.00%
Canada | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	6.50%
Canada | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	5.75%
Canada | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.63%	6.84%
Canada | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.01%	6.17%
United States | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	11.00%
United States | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.75%	10.75%
United States | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.75%	6.25%
United States | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.25%	5.75%
United States | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.68%	7.68%
United States | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.46%	7.30%
Germany | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.25%	9.00%
Germany | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.75%	9.50%
Germany | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.70%	6.50%
Germany | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.25%	5.75%
Germany | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.89%	7.89%
Germany | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.89%	7.91%
Austria | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	10.00%
Austria | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	9.50%
Austria | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.00%	7.75%
Austria | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.00%	8.25%
Austria | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.37%	8.05%
Austria | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.88%	8.53%
Netherlands | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.50%	7.00%
Netherlands | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.45%	7.30%
Netherlands | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.70%	6.25%
Netherlands | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.00%	7.05%
Netherlands | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.93%	6.62%
Netherlands | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.48%	7.17%
Other | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	9.50%	9.85%
Other | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	10.00%
Other | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.75%	7.25%
Other | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.75%	6.75%
Other | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.23%	8.62%
Other | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.48%	8.39%